SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2021
Trade and Other payables
Statement [Line Items]
Classification Under Ifrs 9	Amortized cost
Convertible Promissory Notes
Statement [Line Items]
Classification Under Ifrs 9	Amortized cost
Promissory Notes
Statement [Line Items]
Classification Under Ifrs 9	Amortized cost
Cash
Statement [Line Items]
Classification Under Ifrs 9	FVTPL